NUVEEN NWQ SMALL/MID-CAP VALUE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

Effective June 30, 2016, shares of Nuveen NWQ Small/Mid-Cap Value Fund are being offered through another prospectus. Any references to Nuveen NWQ Small/Mid-Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SMIDP-0616P

NUVEEN CONCENTRATED CORE FUND

NUVEEN LARGE CAP CORE FUND

NUVEEN LARGE CAP GROWTH FUND

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED DECEMBER 31, 2015

Effective June 30, 2016, shares of Nuveen Concentrated Core Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Growth Fund and Nuveen Large Cap Value Fund are being offered through another prospectus. Any references to Nuveen Concentrated Core Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Growth Fund and Nuveen Large Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NLCESP-0616P